Accounts Receivable (Tables) - Accounts receivables [member]	12 Months Ended
Dec. 31, 2017
Summary of Accounts Receivable

	2016	2017
Accounts receivable	19,088	19,174
Less: Allowance for doubtful debts	(5,466)	(5,210)

	13,622	13,964

Summary of Aging Analysis of Accounts Receivable

The aging analysis of accounts receivable, based on the billing date and net of allowance of doubtful debts, is as follows:

	2016	2017
Within one month	6,557	7,184
More than one month to three months	3,181	2,763
More than three months to one year	2,869	2,737
More than one year	1,015	1,280

	13,622	13,964

Summary of Movement in Allowance for Doubtful Debts

The movement in the allowance for doubtful debts during the year, including both specific and collective loss components, is as follows:

	2015	2016	2017
Balance, beginning of year	4,464	4,910	5,466
Allowance for the year	3,365	3,999	3,325
Written-off during the year	(2,919)	(3,443)	(3,581)

Balance, end of year	4,910	5,466	5,210

Summary of Receivables Past Due but not Impaired

	2016	2017
More than one month to three months	1,369	926
More than three months to one year	213	105
More than one year	308	283

	1,890	1,314